Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,262	$ 10,885	$ 10,989	$ 11,860	$ 11,137	$ 10,828	$ 10,264	$ 10,113	$ 10,065	$ 9,600	$ 11,458
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,021	10,651	10,849	11,798	11,149	10,924	10,447	10,362	10,393	10,000	$ 11,212
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	12,002	11,568	11,662	12,546	11,737	11,384	10,774	10,583	10,508	10,000	$ 12,244
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	11,986	11,555	11,637	12,539	11,733	11,382	10,777	10,583	10,508	10,000	$ 12,224
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742	$ 10,587	$ 10,000	$ 12,349